OPTIONS	12 Months Ended
Jun. 30, 2021
OPTIONS
24. OPTIONS
24.	OPTIONS

On November 22, 2018, the Company’s shareholders approved and the Company adopted a rolling stock option plan (the “Option Plan”), under which the Board of Directors may from time to time, in its discretion, grant to directors, officers, employees and consultants of the Company. Pursuant to the Option Plan, the Company may issue options for such period and exercise price as may be determined by the Board of Directors, and in any case not exceeding ten (10) years from the date of grant with the total options issued under the Option Plan not exceeding ten percent (10%) of the common shares of the Company, outstanding at the time of the granting of such options. The minimum exercise price of an option granted under the Option plan must not be less than the market value of the common shares on the date such option is granted.

Outstanding options as at June 30, 2021 are as follows:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Life Remaining (yrs)

Executive Officers	300,000	$0.25	1.65
Directors	3,550,000	$0.28	1.79
Consultants	1,450,000	$0.39	1.81
	5,300,000
Grant Date	Expiry Date	Options Outstanding	Options Exercisable	Exercise Price	Fair Value

Feb. 25, 2020(iii)	Feb. 24, 2023	800,000	800,000	$0.25	$103,838

Apr. 7, 2020(iv)	Apr. 6, 2023	3,000,000	3,000,000	$0.25	$369,426

May 16, 2020(v)	May 5, 2023	1,500,000	1,500,000	$0.45	$396,036

The fair value of these issued stock options were determined using the Black-Scholes Option Pricing Model with the following range of assumptions:

Stock price	$0.19-0.405
Risk-free interest rate	0.33-1.37%
Expected life	3 years
Estimated volatility in the market price of the common shares	112-124%
Dividend yield	nil

During the year ended June 30, 2021, 1,750,000 options expired unexercised.
During the year ended June 30, 2021, the Company expensed $nil (June 30, 2020 - $869,299, June 30, 2019 – $nil) of the fair value of the options.